Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	6
Conventional Tanker [Member] | Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Number of vessels	6
Towage segment [Member] | Delivery in 2016 [Member] | Newbuildings [Member]
Segment Reporting Information [Line Items]
Number of vessels	4
Towage segment [Member] | Delivery in 2015 [Member]
Segment Reporting Information [Line Items]
Number of vessels	6
Towage segment [Member] | Delivery in Early 2015 [Member]
Segment Reporting Information [Line Items]
Number of vessels	3
Towage segment [Member] | Delivery in Second Quarter of 2015 [Member]
Segment Reporting Information [Line Items]
Number of vessels	3
Floating accommodation unit segment [Member] | Delivery in 2016 [Member]
Segment Reporting Information [Line Items]
Number of floating accommodation units	2
Floating accommodation unit segment [Member] | Scheduled For Delivery [Member]
Segment Reporting Information [Line Items]
Number of floating accommodation units	3
Floating accommodation unit segment [Member] | Delivery in February 2015 [Member]
Segment Reporting Information [Line Items]
Number of floating accommodation units	1